Eaton Vance
Atlanta Capital Focused Growth Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 95.7%
Security	Shares	Value
Capital Markets — 5.6%
Intercontinental Exchange, Inc.	191,397	$ 19,635,418
S&P Global, Inc.	58,433	19,571,549
		$ 39,206,967
Chemicals — 7.4%
Ecolab, Inc.	161,606	$ 23,523,369
Linde PLC	86,866	28,333,952
		$ 51,857,321
Electronic Equipment, Instruments & Components — 4.3%
Amphenol Corp., Class A	395,756	$ 30,132,862
		$ 30,132,862
Equity Real Estate Investment Trusts (REITs) — 3.7%
American Tower Corp.	120,420	$ 25,512,181
		$ 25,512,181
Insurance — 2.0%
Marsh & McLennan Cos., Inc.	83,103	$ 13,751,884
		$ 13,751,884
Interactive Media & Services — 7.8%
Alphabet, Inc., Class C(1)	463,597	$ 41,134,962
Meta Platforms, Inc., Class A(1)	107,667	12,956,647
		$ 54,091,609
IT Services — 21.7%
Fiserv, Inc.(1)	263,838	$ 26,666,107
Gartner, Inc.(1)	75,890	25,509,665
Mastercard, Inc., Class A	103,591	36,021,698
PayPal Holdings, Inc.(1)	151,466	10,787,408
Visa, Inc., Class A	252,235	52,404,344
		$151,389,222
Life Sciences Tools & Services — 13.5%
Danaher Corp.	176,972	$ 46,971,908
Thermo Fisher Scientific, Inc.	86,134	47,433,133
		$ 94,405,041
Security	Shares	Value
Machinery — 3.1%
Xylem, Inc.	198,819	$ 21,983,417
		$ 21,983,417
Multiline Retail — 3.6%
Dollar General Corp.	100,977	$ 24,865,586
		$ 24,865,586
Pharmaceuticals — 3.6%
Zoetis, Inc.	170,073	$ 24,924,198
		$ 24,924,198
Professional Services — 4.0%
Verisk Analytics, Inc.	157,215	$ 27,735,870
		$ 27,735,870
Software — 10.1%
Adobe, Inc.(1)	55,820	$ 18,785,105
Intuit, Inc.	37,945	14,768,953
Microsoft Corp.	153,661	36,850,981
		$ 70,405,039
Specialty Retail — 5.3%
TJX Cos., Inc. (The)	465,374	$ 37,043,770
		$ 37,043,770
Total Common Stocks (identified cost $565,748,942)		$667,304,967

Short-Term Investments — 6.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(2)	47,768,128	$ 47,768,128
Total Short-Term Investments (identified cost $47,768,128)		$ 47,768,128
Total Investments — 102.6% (identified cost $613,517,070)		$715,073,095
Other Assets, Less Liabilities — (2.6)%		$(17,957,452)
Net Assets — 100.0%		$697,115,643

Eaton Vance
Atlanta Capital Focused Growth Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
The Fund did not have any open derivative instruments at December 31, 2022.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in funds that may be deemed to be affiliated was $47,768,128, which represents 6.9% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$21,835,141	$112,747,179	$(86,814,192)	$ —	$ —	$47,768,128	$218,478	47,768,128
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$667,304,967*	$ —	$ —	$667,304,967
Short-Term Investments	47,768,128	—	—	47,768,128
Total Investments	$715,073,095	$ —	$ —	$715,073,095
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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